Cash and cash equivalents and cash flow supporting notes	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash and cash equivalents and cash flow supporting notes

14	Cash and cash equivalents and cash flow supporting notes

Cash and cash equivalents for purposes of the consolidated statement of cash flows comprises:

	2023 £’000	2022 £’000	2021 £’000
Cash at bank available on demand	5,971	2,836	10,057

During 2023, 2022 and 2021, cash inflows arose from equity financing transactions, included within financing activities on the face of the cash flow statement. As part of the equity transactions entered in December and May 2023 warrants to the value of £4.6million (December 2022:£nil; July 2021: £nil) were issued as disclosed in note 18.

	2023 £’000	2022 £’000	2021 £’000
Gross proceeds	12,084	321	10,091
Transaction costs	(1,657)	(78)	(1,056)
Proceeds from issuing shares	10,427	243	9,035

The following changes in loans and borrowings arose as a result of financing activities during the year:

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2023	463	246	709
Cash flows	–	(188)	(188)
Non-cashflows:
Loans and borrowings classified as non-current 31 December 2021 becoming current in 2022	(168)	168	–
Warrants issued		4,562	4,562
Gain recognised in finance income within the consolidated statement of comprehensive income	–	(487)	(487)
Interest accruing in period	–	28	28
At 31 December 2023	295	4,329	4,624

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2022	620	699	1,319
Cash flows	–	(178)	(178)
Non-cashflows:
Loans and borrowings classified as non-current 31 December 2021 becoming current in 2022	(178)	178	–
Gain recognised in finance income within the consolidated statement of comprehensive income	–	(468)	(468)
Interest accruing in period	21	15	36
At 31 December 2022	463	246	709

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2021	60	1,759	1,819
Cash flows	–	(215)	(215)
Non-cashflows:
Foreign Exchange	–	(4)	(4)
New leases	715	5	720
Effect of modification to lease term – IFRS 16	–	(24)	(24)
Loans and borrowings classified as non-current 31 December 2020 becoming current in 2021	(178)	178	–
Transfer to share premium on exercise of warrants	–	(70)	(70)
Gain recognised in finance income within the consolidated statement of comprehensive income	–	(936)	(936)
Interest accruing in period	23	6	29
At 31 December 2021	620	699	1,319